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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21553

Voya Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.3%
	Belgium: 0.8%
196,900	Ageas	$7,369,259	0.8

	Canada: 3.6%
95,447	Canadian Imperial Bank of Commerce	7,283,628	0.8
577,721	Cenovus Energy, Inc.	9,532,675	1.1
302,500	Enerplus Corp.	2,923,810	0.3
404,814	Shaw Communications, Inc. - Class B	8,935,465	1.0
81,281	TransCanada Corp.	3,522,874	0.4
		32,198,452	3.6

	France: 7.8%
297,093	BNP Paribas	17,894,870	2.0
77,794	Casino Guichard Perrachon S.A.	6,096,865	0.7
244,031	Cie de Saint-Gobain	11,350,411	1.2
212,594	Eutelsat Communications	7,234,165	0.8
524,390	GDF Suez	10,570,363	1.2
69,097	Sanofi	6,804,689	0.7
179,425	Vinci S.A.	10,637,951	1.2
		70,589,314	7.8

	Germany: 2.2%
308,445	Deutsche Bank AG	9,302,944	1.0
98,300	SAP SE	7,298,185	0.8
86,500	Wincor Nixdorf AG	3,230,925	0.4
		19,832,054	2.2

	Italy: 3.4%
741,461	Assicurazioni Generali S.p.A.	14,360,573	1.6
488,987	ENI S.p.A.	8,811,826	1.0
1,061,500	UniCredit SpA	7,447,485	0.8
		30,619,884	3.4

	Japan: 8.1%
120,500	Canon, Inc.	4,158,244	0.5
628,900	Itochu Corp.	8,452,563	0.9
2,219,200	Mitsubishi UFJ Financial Group, Inc.	16,363,949	1.8
550,300	Mitsui & Co., Ltd.	7,695,822	0.8
1,040,400	Nissan Motor Co., Ltd.	10,805,434	1.2
99,700	Secom Co., Ltd.	6,644,183	0.7
275,100	Sumitomo Mitsui Financial Group, Inc.	12,483,857	1.4
144,000	Takeda Pharmaceutical Co., Ltd.	6,985,739	0.8
		73,589,791	8.1

	Netherlands: 2.8%
722,460	ArcelorMittal	7,702,549	0.9
587,867	Royal Dutch Shell PLC	17,528,486	1.9
		25,231,035	2.8

	Singapore: 1.3%
2,725,200	Singapore Telecommunications Ltd.	8,341,910	0.9

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Singapore: (continued)
206,400	United Overseas Bank Ltd.	$3,537,881	0.4
		11,879,791	1.3

	Spain: 1.2%
791,043	Telefonica S.A.	11,212,499	1.2

	Sweden: 1.8%
137,100	Electrolux AB	4,186,649	0.5
938,401	Volvo AB - B Shares	12,199,235	1.3
		16,385,884	1.8

	Switzerland: 6.0%
389,524	Credit Suisse Group AG	10,332,234	1.1
105,587	Novartis AG	10,836,562	1.2
47,881	Roche Holding AG - Genusschein	14,597,542	1.6
386,912	STMicroelectronics NV	3,297,148	0.4
10,100	Syngenta AG	4,595,874	0.5
34,111	Zurich Insurance Group AG	10,888,354	1.2
		54,547,714	6.0

	Taiwan: 1.7%
285,100	MediaTek, Inc.	3,835,648	0.4
465,267	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,296,683	1.3
		15,132,331	1.7

	United Kingdom: 12.8%
2,833,013	Barclays PLC	11,731,565	1.3
2,067,859	BP PLC	14,309,007	1.6
1,195,192	HSBC Holdings PLC	11,355,230	1.3
186,713	Imperial Tobacco Group PLC	9,628,343	1.1
1,714,137	J Sainsbury PLC	6,614,505	0.7
2,027,000	Kingfisher PLC	11,500,619	1.3
833,960	Rexam PLC	7,120,462	0.8
254,223	Rio Tinto PLC	11,118,292	1.2
1,129,700	RSA Insurance Group PLC	7,463,367	0.8
316,150	Scottish & Southern Energy PLC	8,045,329	0.9
4,264,854	Vodafone Group PLC	16,671,246	1.8
		115,557,965	12.8

	United States: 42.8%
116,511	AbbVie, Inc.	7,758,467	0.9
85,400	ADT Corp.	3,115,392	0.3
128,600	American Electric Power Co., Inc.	7,238,894	0.8
66,706	Amgen, Inc.	10,423,480	1.2
86,251	Apple, Inc.	11,236,780	1.2
155,250	Baxter International, Inc.	10,341,202	1.1
56,238	Bristol-Myers Squibb Co.	3,632,975	0.4
86,980	Caterpillar, Inc.	7,421,134	0.8
101,279	CenturyLink, Inc.	3,366,514	0.4
82,766	Chevron Corp.	8,524,898	0.9
387,039	Cisco Systems, Inc.	11,344,113	1.3
342,200	Citigroup, Inc.	18,506,176	2.0
290,500	ConAgra Foods, Inc.	11,216,205	1.2

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
147,944	Eli Lilly & Co.	$11,672,782	1.3
277,400	EMC Corp.	7,306,716	0.8
143,695	Eversource Energy	7,076,979	0.8
166,048	ExxonMobil Corp.	14,147,290	1.6
564,673	Freeport-McMoRan, Inc.	11,095,824	1.2
263,850	Gap, Inc.	10,113,371	1.1
655,631	General Electric Co.	17,879,057	2.0
112,464	Intel Corp.	3,875,509	0.4
107,991	Johnson & Johnson	10,814,219	1.2
170,774	JPMorgan Chase & Co.	11,233,514	1.2
65,700	Las Vegas Sands Corp.	3,339,531	0.4
106,157	Macy's, Inc.	7,107,211	0.8
437,800	Mattel, Inc.	11,299,618	1.2
140,400	McDonald's Corp.	13,468,572	1.5
286,847	Metlife, Inc.	14,990,624	1.7
433,876	Microsoft Corp.	20,331,429	2.2
94,378	Molson Coors Brewing Co.	6,925,458	0.8
79,500	Mosaic Co.	3,645,075	0.4
513,787	Pfizer, Inc.	17,854,098	2.0
116,804	PNC Financial Services Group, Inc.	11,176,975	1.2
129,782	Procter & Gamble Co.	10,173,611	1.1
103,700	SanDisk Corp.	7,091,006	0.8
81,600	Schlumberger Ltd.	7,406,832	0.8
128,739	Seagate Technology	7,163,038	0.8
75,100	Stanley Black & Decker, Inc.	7,693,244	0.9
454,650	Symantec Corp.	11,195,756	1.2
45,900	Verizon Communications, Inc.	2,269,296	0.3
101,783	Verizon Communications, Inc. - VZC	5,041,860	0.6
		387,514,725	42.8

	Total Common Stock (Cost $831,989,642)	871,660,698	96.3

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.1%
		Options on Currencies: 0.1%
23,000,000	@	Call USD vs. Put EUR, Strike @ 1.020, Exp. 07/20/15 Counterparty: Goldman Sachs & Co.	48,539	0.0
14,000,000	@	Call USD vs. Put EUR, Strike @ 1.020, Exp. 06/22/15 Counterparty: Goldman Sachs & Co.	4,264	0.0
19,000,000	@	Call USD vs. Put EUR, Strike @ 1.057, Exp. 08/20/15 Counterparty: Goldman Sachs & Co.	173,367	0.0
19,000,000	@	Call USD vs. Put GBP, Strike @ 1.420, Exp. 07/20/15 Counterparty: Goldman Sachs & Co.	13,214	0.0

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
30,000,000	@	Call USD vs. Put GBP, Strike @ 1.496, Exp. 08/20/15 Counterparty: JPMorgan Chase & Co.	$258,013	0.0
34,000,000	@	Call USD vs. Put GBP, Strike @ 1.406, Exp. 06/22/15 Counterparty: Goldman Sachs & Co.	968	0.0
17,000,000	@	Call USD vs. Put JPY, Strike @ 123.470, Exp. 07/20/15 Counterparty: Goldman Sachs & Co.	272,536	0.1
17,000,000	@	Call USD vs. Put JPY, Strike @ 125.680, Exp. 08/20/15 Counterparty: JPMorgan Chase & Co.	199,080	0.0
13,000,000	@	Call USD vs. Put JPY, Strike @ 125.630, Exp. 06/22/15 Counterparty: Goldman Sachs & Co.	56,747	0.0
			1,026,728	0.1

	Total Purchased Options (Cost $1,321,200)		1,026,728	0.1

	Total Investments in Securities (Cost $833,310,842)		$872,687,426	96.4
	Assets in Excess of Other Liabilities		32,786,571	3.6
	Net Assets		$905,473,997	100.0

@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $833,468,564.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$102,605,502
Gross Unrealized Depreciation	(63,386,640)
Net Unrealized Appreciation	$39,218,862

Sector Diversification	Percentage of Net Assets
Financials	22.4%
Information Technology	12.5
Health Care	12.4
Industrials	10.1
Consumer Discretionary	9.8
Energy	9.6
Consumer Staples	5.6
Telecommunication Services	5.2
Materials	5.0
Utilities	3.7
Purchased Options	0.1
Assets in Excess of Other Liabilities	3.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2015
Asset Table
Investments, at fair value
Common Stock
Belgium	$–	$7,369,259	$–	$7,369,259
Canada	32,198,452	–	–	32,198,452
France	–	70,589,314	–	70,589,314
Germany	–	19,832,054	–	19,832,054
Italy	–	30,619,884	–	30,619,884
Japan	–	73,589,791	–	73,589,791
Netherlands	–	25,231,035	–	25,231,035
Singapore	–	11,879,791	–	11,879,791
Spain	–	11,212,499	–	11,212,499
Sweden	–	16,385,884	–	16,385,884
Switzerland	–	54,547,714	–	54,547,714
Taiwan	11,296,683	3,835,648	–	15,132,331
United Kingdom	8,045,329	107,512,636	–	115,557,965
United States	382,472,865	5,041,860	–	387,514,725
Total Common Stock	434,013,329	437,647,369	–	871,660,698
Purchased Options	–	1,026,728	–	1,026,728
Total Investments, at fair value	$434,013,329	$438,674,097	$–	$872,687,426
Other Financial Instruments+
Futures	132,034	–	–	132,034
Total Assets	$434,145,363	$438,674,097	$–	$872,819,460
Liabilities Table
Other Financial Instruments+
Futures	$(612,614)	$–	$–	$(612,614)
Written Options	–	(5,258,184)	–	(5,258,184)
Total Liabilities	$(612,614)	$(5,258,184)	$–	$(5,870,798)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2015, the following futures contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
EURO STOXX 50®	(244)	06/19/15	$(9,545,612)	$65,023
FTSE 100 Index	(183)	06/19/15	(19,479,481)	67,011
Nikkei 225 Index	(57)	06/11/15	(4,723,402)	(348,805)
S&P 500 E-Mini	(124)	06/19/15	(13,057,200)	(263,809)
			$(46,805,695)	$(480,580)

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2015 (Unaudited) (Continued)

At May 31, 2015, the following over-the-counter written options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Number of Contracts/Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
4,600	Barclays Bank PLC	Call on Euro Stoxx 50® Index	3,650.304	EUR	07/02/15	$351,051	$(263,498)
4,700	Citigroup, Inc.	Call on Euro Stoxx 50® Index	3,695.460	EUR	06/05/15	372,469	(38,208)
4,700	Morgan Stanley	Call on Euro Stoxx 50® Index	3,641.860	EUR	06/19/15	421,124	(198,458)
2,500	Barclays Bank PLC	Call on FTSE 100 Index	7,056.362	GBP	07/02/15	307,647	(237,872)
2,500	BNP Paribas Bank	Call on FTSE 100 Index	7,095.016	GBP	06/19/15	284,717	(117,060)
2,500	Citigroup, Inc.	Call on FTSE 100 Index	7,079.600	GBP	06/05/15	338,734	(52,787)

Number of Contracts/Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
95,900	Citigroup, Inc.	Call on Nikkei 225 Index	19,758.900	JPY	06/19/15	$265,736	$(698,297)
96,200	Citigroup, Inc.	Call on Nikkei 225 Index	20,147.750	JPY	07/02/15	268,029	(529,171)
91,100	Morgan Stanley	Call on Nikkei 225 Index	20,022.600	JPY	06/05/15	266,415	(431,221)
42,700	Barclays Bank PLC	Call on S&P 500 Index	2,139.630	USD	07/02/15	962,898	(623,560)
42,300	Citigroup, Inc.	Call on S&P 500 Index	2,104.070	USD	06/05/15	1,049,928	(684,810)
42,500	Morgan Stanley	Call on S&P 500 Index	2,132.080	USD	06/19/15	930,325	(501,701)
Options on Currencies
23,000,000	Goldman Sachs & Co.	Put USD vs. Call EUR	1.116	USD	07/20/15	186,300	(249,328)
14,000,000	Goldman Sachs & Co.	Put USD vs. Call EUR	1.119	USD	06/22/15	105,000	(69,570)
19,000,000	Goldman Sachs & Co.	Put USD vs. Call EUR	1.155	USD	08/20/15	152,000	(85,847)
34,000,000	Goldman Sachs & Co.	Put USD vs. Call GBP	1.537	USD	06/22/15	295,800	(194,925)
19,000,000	Goldman Sachs & Co.	Put USD vs. Call GBP	1.540	USD	07/20/15	140,600	(168,009)
30,000,000	JPMorgan Chase & Co.	Put USD vs. Call GBP	1.597	USD	08/20/15	180,000	(66,663)
17,000,000	Goldman Sachs & Co.	Put USD vs. Call JPY	114.780	USD	07/20/15	86,700	(5,492)
13,000,000	Goldman Sachs & Co.	Put USD vs. Call JPY	116.250	USD	06/22/15	72,800	(828)
17,000,000	JPMorgan Chase & Co.	Put USD vs. Call JPY	117.400	USD	08/20/15	102,000	(40,879)
		Total Written OTC Options				$7,140,273	$(5,258,184)

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2015 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type
Foreign exchange contracts	Purchased options	$1,026,728
Equity contracts	Futures contracts	132,034
Total Asset Derivatives		$1,158,762

Liability Derivatives	Instrument Type
Equity Contracts	Futures contracts	$612,614
Equity Contracts	Written options	4,376,643
Foreign exchange contracts	Written options	881,541
Total Liability Derivatives		$5,870,798

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2015:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Goldman Sachs & Co.	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Purchased Options	$-	$-	$-	$569,635	$457,093	$-	$1,026,728
Total Assets	$-	$-	$-	$569,635	$457,093	$-	$1,026,728

Liabilities:
Written options	$1,124,930	$117,060	$2,003,273	$773,999	$107,542	$1,131,380	$5,258,184
Total Liabilities	$1,124,930	$117,060	$2,003,273	$773,999	$107,542	$1,131,380	$5,258,184

Net OTC derivative instruments by counterparty, at fair value	$(1,124,930)	$(117,060)	$(2,003,273)	$(204,364)	$349,551	$(1,131,380)	(4,231,456)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(1,124,930)	$(117,060)	$(2,003,273)	$(204,364)	$349,551	$(1,131,380)	$(4,231,456)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Global Equity Dividend and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 24, 2015